POST-EMPLOYMENT BENEFIT - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Health Plan
Expected duration of contribution to Social Security (Instituto Nacional do Seguro Social), or "INSS" for entitled to defined benefit plan	20 years
Expected uninterrupted service duration for entitled to defined benefit plan	15 years
Sponsor contribution to defined contribution plans	R$ 303	R$ 217	R$ 214
Weighted average duration of defined benefit obligation	8 years 8 months 12 days	9 years 7 months 6 days
Change in methods for preparing the sensitivity analysis	Regarding biometric and demographic assumptions and the methods used to prepare the sensitivity analysis, there was no change from previous years.
Defined benefit [member] | CLE [member]
Health Plan
Sponsor contribution to defined contribution plans	R$ 60,827	R$ 5,166	R$ 7,044
Health plan [member]
Health Plan
Sponsor contribution to defined contribution plans	R$ 27,118	R$ 25,169
Weighted average duration of defined benefit obligation	10 years 7 months 6 days	11 years 8 months 12 days